Earnout Liability - Summary Of Continuity Of Earnout Rights (Detail) - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Earnout Liability [Line Items]
Opening balance	1,196,157	719,547
Dividend equivalents and other adjustments	16,176	10,906
Vested and settled	(320,000)	(75,000)
Cancellations	(172,786)	0
Ending balance	719,547	655,453